Property and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	June 30, 2025	December 31, 2024
Construction in progress	$9,701,166	$10,320,596
Machinery	133,975,505	116,977,275
Building	52,901,789	18,400,135
Office equipment	2,736,613	2,781,912
Vehicle	403,564	550,134
	199,718,637	149,030,052
Less: accumulated depreciation	(30,378,364)	(19,990,558)
	$169,340,273	$129,039,494

Depreciation expense was $12,310,919 and $11,650,157 for the six months ended June 30, 2025 and 2024, respectively. In October 2024 through December 2024, TOYO Solar transferred machinery of $27,395,942 to TOYO Ethiopia. This machinery were not accrued of depreciation expenses when they were en route. The machinery arrived in TOYO Ethiopia in January 2025 through March 2025. As of June 30, 2025, these machinery were put into production.

As of June 30, 2025, the Company collateralized its buildings in TOYO Solar with carrying value of approximately $13.7 million, and machinery with carrying amount of approximately $56.8 million for the long-term bank credit facility from BIDV (Note 9), among which machinery of approximately $19.5 million was transferred to TOYO Ethiopia and is in process of release from collateralization.

As of June 30, 2025, the Company has drawn down loans of approximately $13.6 million from the long-term bank credit facility from BIDV and had unused line of credit of approximately $76.4 million.